Document and Entity Information	Nov. 03, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001704711
Document Type	8-K/A
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	FUNKO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38274
Entity Tax Identification Number	35-2593276
Entity Address, Address Line One	2802 Wetmore Avenue
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98201
City Area Code	425
Local Phone Number	783-3616
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FNKO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On November 3, 2022, Funko, Inc. (the “Company”) filed a Current Report on Form 8-K furnishing under Items 2.02 of the Form 8-K the Company’s press release announcing its financial results for the three and nine months ended September 30, 2022 (the “Original Filing”). The full text of the press release was included as Exhibit 99.1 to the Original Filing. The purpose of this Current Report on Form 8-K/A is to amend and restate Item 2.02 of the Original Filing by furnishing a corrected press release, reflecting updates to the “Outlook” section.